Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease (Detail) - USD ($) $ in Thousands	Mar. 25, 2017	Mar. 26, 2016
Debt Disclosure [Abstract]
2018	$ 2,810
2019	1,191
2020	712
2021	27,057
2022	65
Thereafter	1,500
Long-term debt and Capital lease obligations	$ 33,335	$ 52,285